Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial instruments [Abstract]
Derivative Financial Instruments [Text Block]

14.       Derivative Financial Instruments

Cash Concentration―Our cash equivalents are placed in high-quality commercial paper, money market funds and time deposits with major international banks and financial institutions.

Market Risks—We are exposed to market risks, such as changes in commodity pricing, currency exchange rates and interest rates. To manage the volatility related to these exposures, we selectively enter into derivative transactions pursuant to our risk management policies. Designation of the derivatives as fair-value or cash-flow hedges is performed on a specific exposure basis. Hedge accounting may or may not be elected with respect to certain short-term exposures. The changes in fair value of these hedging instruments are offset in part or in whole by corresponding changes in the fair value or cash flows of the underlying exposures being hedged.

Commodity Prices―We are exposed to commodity price volatility related to anticipated purchases of natural gas, crude oil and other raw materials and sales of our products. We selectively use commodity swap, option and futures contracts with various terms to manage the volatility related to these risks. Such contracts are generally limited to durations of one year or less. Cash-flow hedge accounting may be elected for these derivative transactions. When the duration of a derivative is short, hedge accounting generally would not be elected. When hedge accounting is not elected, the changes in fair value of these instruments are recorded in earnings. When hedge accounting is elected, gains and losses on these instruments are deferred in accumulated other comprehensive income (“AOCI”), to the extent that the hedge remains effective, until the underlying transaction is recognized in earnings.

The following table summarizes the pretax effect of settled commodity futures contracts charged directly to income:

	Settled Commodity Contracts
	Year Ended December 31, 2012
	Gain (Loss)
	Recognized	Volumes
Millions of dollars	in Income	Settled	Volume Unit
Futures:
Gasoline	$(6)	514	million gallons
Heating oil	9	650	million gallons
Butane	(6)	123	million gallons
Crude oil	(19)	557	million gallons
	$(22)

	Year Ended December 31, 2011
	Gain (Loss)
	Recognized	Volumes
	in Income	Settled	Volume Unit
Futures:
Gasoline	$20	546	million gallons
Heating oil	3	609	million gallons
Butane	(3)	23	million gallons
Crude oil	(6)	197	million gallons
	$14

The estimated fair value and notional amounts of our open commodity futures contracts are shown in the table below:

	Open Commodity Contracts
	December 31, 2012
		Notional Amounts
Millions of dollars	Fair Value	Value	Volumes	Volume Unit	Maturity Dates
Futures:
Gasoline	$(7)	$56	20	million gallons	January 2013 - February 2013
Heating oil	- -	38	13	million gallons	January 2013
Butane	5	25	14	million gallons	January 2013 - February 2013
Crude oil	1	110	47	million gallons	February 2013 - March 2013
	$(1)	$229

	December 31, 2011
		Notional Amounts
	Fair Value	Value	Volumes	Volume Unit	Maturity Dates
Futures:
Gasoline	$12	$34	12	million gallons	January 2012 - February 2012
Heating oil	1	54	19	million gallons	January 2012
Butane	(1)	22	12	million gallons	January 2012 - February 2012
	$12	$110

Foreign Currency Rates―We have significant operations in numerous countries. The functional currencies of our wholly owned subsidiaries through which we operate are primarily the U.S. dollar and the Euro. We and our subsidiaries enter into transactions denominated in currencies other than our designated functional currencies. As a result, we are exposed to foreign currency risk on receivables and payables. We maintain risk management control policies intended to monitor foreign currency risk attributable to both the outstanding foreign currency balances and future commitments. These control policies involve the centralization of foreign currency exposure management, the offsetting of exposures and the estimating of expected impacts of changes in foreign currency rates on our earnings. We enter into foreign currency forward contracts to reduce the effects of our net currency exchange exposures. At December 31, 2012, foreign currency forward contracts in the notional amount of $964 million, maturing in January 2013 through March 2013, were outstanding. The fair values, based on quoted market exchange rates, resulted in a net receivable of $8 million at December 31, 2012 and a net payable of $12 million at December 31, 2011.

For forward contracts that economically hedge recognized monetary assets and liabilities in foreign currencies, no hedge accounting is applied. Changes in the fair value of foreign currency forward contracts, which are reported in the Consolidated Statements of Income, are offset in part by the currency exchange results recognized on the assets and liabilities.

Foreign Currency Gain (Loss)―Other income (expense), net, in the Consolidated Statements of Income reflected a loss of $21 million for 2012, a loss of $17 million for 2011, a gain of $18 million for the eight months ended December 31, 2010 and a loss of $258 million for the four months ended April 30, 2010 related to changes in currency exchange rates.

Interest Rates―Pursuant to the provisions of the Plan of Reorganization, $201 million in liabilities associated with interest rate swaps designated as cash-flow hedges in the notional amount of $2,350 million were discharged on April 30, 2010. The Predecessor Company discontinued accounting for the interest rate swap as a hedge and, in April 2010, $153 million of unamortized loss was released from AOCI and recognized in Interest expense in the Consolidated Statements of Income.

Warrants—We had warrants outstanding to purchase 20,580 ordinary shares as of December 31, 2012 and 1,000,223 ordinary shares as of December 31, 2011 at exercise prices of $13.06 and $13.77 per share, respectively. The exercise price was adjusted on November 19, 2012 as a result of the payment of our special dividend on December 11, 2012. The fair values of the warrants were determined to be $1 million and $19 million at December 31, 2012 and 2011, respectively.

Derivatives—The following table summarizes financial instruments outstanding as of December 31, 2012 and 2011 that are measured at fair value on a recurring basis. Refer to Note 15, Fair Value Measurement, for additional information regarding the fair value of derivative financial instruments.

		December 31, 2012		December 31, 2011
	Balance Sheet	Notional	Fair	Notional	Fair
Millions of dollars	Classification	Amount	Value	Amount	Value
Assets -
Derivatives:
Commodities	Prepaid expenses	$134	$6	$88	$13
	and other
	current assets
Embedded derivatives	Prepaid expenses	59	5	- -	- -
	and other
	current assets
Foreign currency	Prepaid expenses	964	8	- -	- -
	and other
	current assets
		$1,157	$19	$88	$13
Liabilities -
Derivatives:
Commodities	Accrued liabilities	$94	$7	$22	$1
Warrants	Accrued liabilities	- -	1	14	19
Foreign currency	Accrued liabilities	- -	- -	726	12
		$94	$8	$762	$32

The following table summarizes the pretax effect of derivative instruments charged directly to income:

	Effect of Financial Instruments
	Year Ended December 31, 2012
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
Successor	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives not designated as hedges:
Commodities	$ - -	$ - -	$(23)	Cost of sales
Warrants	- -	- -	(11)	Other income
				(expense), net
Embedded derivatives	- -	- -	5	Cost of sales
Foreign currency	- -	- -	65	Other income
				(expense), net
	$ - -	$ - -	$36

	Year Ended December 31, 2011
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives not designated as hedges:
Commodities	$ - -	$ - -	$26	Cost of sales
Warrants	- -	- -	(37)	Other income
				(expense), net
Foreign currency	- -	- -	(7)	Other income
				(expense), net
	$ - -	$ - -	$(18)

	May 1 through December 31, 2010
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives not designated as hedges:
Commodities	$ - -	$ - -	$11	Cost of sales
Warrants	- -	- -	(114)	Other income
				(expense), net
Foreign currency	- -	- -	(2)	Other income
				(expense), net
	- -	- -	(105)

	January 1 through April 30, 2010
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
Predecessor	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives designated as cash-flow
hedges:
Interest rate	$ - -	$(17)	$ - -	Interest expense

Derivatives not designated as hedges:
Commodities	- -	- -	6	Cost of sales
Foreign currency	- -	- -	8	Other income
				(expense), net
	- -	- -	14
	$ - -	$(17)	$14

Non-derivatives designated as hedges of
foreign currency:
Net foreign investment –
8.1% Guaranteed Notes due 2027	$(24)	$ - -	$ - -
8.375% Senior Notes due 2015	(20)	- -	- -
	$(44)	$ - -	$ - -